UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2013*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Commodity Strategy Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

October 31, 2013

MFS® COMMODITY STRATEGY FUND

CMS-SEM

MFS® COMMODITY STRATEGY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global economy is trending toward growth again despite risks created by the U.S. government’s gridlock. The eurozone has emerged from its 18-month-long recession.

However, unemployment in the region persists at historically high levels. The U.K. economy is on the rebound. China’s economic gauges are improving and point toward expansion. And Japan’s aggressive program of monetary easing is showing signs of success.

The U.S. Federal Reserve’s expected tapering of its bond-buying stimulus program — telegraphed in the spring and delayed in September — has weighed on global markets. Emerging markets have borne much of the brunt, with currency values dropping and nervous investors seeking safety elsewhere. The greatest threat to global economic recovery now appears to be related to the U.S. government’s impasse. While the tensions surrounding the 16-day government shutdown and potential U.S. debt default have dissipated, another round of potential gridlock lies ahead early in 2014, with the next U.S. budget and debt ceiling deadlines.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure based on market value (b)

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Commodity exposure reflecting equivalent exposure of derivative positions (c)(i)

Fixed income sectors (i)
High Grade Corporates	40.7%
Asset-Backed Securities	6.4%
Non-U.S. Government Bonds	5.9%
Mortgage-Backed Securities	2.5%
U.S. Treasury Securities	2.5%
Emerging Markets Bonds	1.6%
U.S. Government Agencies	1.1%
Commercial Mortgage-Backed Securities	0.8%
Collateralized Debt Obligations	0.6%
Municipal Bonds	0.3%

Portfolio Composition – continued

Composition including fixed income credit quality (a)(i)
AAA	13.4%
AA	8.0%
A	18.0%
BBB	16.9%
U.S. Government	2.5%
Federal Agencies	3.6%
Non-Fixed Income	97.9%
Cash & Other	(60.3)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(b)	For purposes of this presentation, components include the market value of securities, less any securities sold short, and the market value of derivative contracts, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Percentages are based on net assets as of 10/31/13.
(c)	The portfolio obtains exposure to the commodities market by investing in commodity-linked notes. In order to minimize counterparty risk, the fund posts a portion of its assets as collateral to cover its obligations under these notes. While there is leverage embedded in these commodity-linked notes, which is reflected by the negative cash position, this leverage is fully collateralized with a portion of the fund’s assets invested in fixed income securities. For more information about commodity-linked notes and the risks of investing in such notes, please see the Notes to Financial Statements and the fund’s prospectus.
(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 10/31/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2013 through October 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2013 through October 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/13	Ending Account Value 10/31/13	Expenses Paid During Period (p) 5/01/13-10/31/13
A	Actual	1.05%	$1,000.00	$929.59	$5.11
	Hypothetical (h)	1.05%	$1,000.00	$1,019.91	$5.35
I	Actual	0.80%	$1,000.00	$930.77	$3.89
	Hypothetical (h)	0.80%	$1,000.00	$1,021.17	$4.08
R5	Actual	0.80%	$1,000.00	$930.77	$3.89
	Hypothetical (h)	0.80%	$1,000.00	$1,021.17	$4.08

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

10/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 62.1%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 7.8%
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 2016	$990,000	$991,074
Anthracite Ltd., “A”, CDO, FRN, 0.53%, 2019 (n)	40,485	40,310
ARI Fleet Lease Trust, “A”, FRN, 0.724%, 2020 (n)	621,071	622,365
ARI Fleet Lease Trust, “A”, FRN, 0.474%, 2021 (n)	691,860	690,985
Babson Ltd., CLO, “A1”, FRN, 0.492%, 2019 (n)	213,650	212,030
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	59,068	60,565
Cent CDO XI Ltd., “A1”, FRN, 0.498%, 2019 (n)	703,376	693,482
Chesapeake Funding LLC, “A”, FRN, 0.924%, 2023 (n)	873,975	876,152
Chesapeake Funding LLC, “A”, FRN, 0.624%, 2025 (n)	1,450,000	1,446,142
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 2016	1,350,000	1,350,000
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	800,000	886,414
CNH Equipment Trust, “A2”, 0.45%, 2016	757,191	757,176
CNH Equipment Trust, “A2”, 0.63%, 2017	900,000	900,788
CNH Wholesale Master Note Trust, “A”, FRN, 0.774%, 2019 (n)	1,444,000	1,444,000
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (n)	250,000	252,185
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.76%, 2039	582,396	647,234
CWCapital Cobalt Ltd., “A4”, FRN, 5.772%, 2046	661,928	740,266
Ford Credit Auto Lease Trust, 2013-B, “A2A”, 0.59%, 2016	900,000	899,958
Ford Credit Auto Owner Trust, “A2”, 0.4%, 2015	481,366	481,279
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.524%, 2016	790,000	790,363
GE Equipment Small Ticket LLC, “A2”, 0.73%, 2016 (n)	920,000	921,015
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 2016	1,610,000	1,609,850
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	493,333	495,232
HLSS Servicer Advance Receivables Trust, 2013-T1, “A1”, 0.898%, 2044 (n)	1,290,000	1,288,581
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 2016	1,360,000	1,362,105
Hyundai Auto Lease Securitization Trust, “A2” , 0.51%, 2015 (n)	1,099,787	1,099,936
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 2016 (n)	1,400,000	1,401,373
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	57,829	57,864
John Deere Owner Trust, “A2”, 0.55%, 2016	470,000	470,260
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	795,000	881,443
Kingsland III Ltd., “A1”, CDO, FRN, 0.477%, 2021 (n)	628,814	622,267
Mercedes Benz Master Owner Trust, FRN, 0.444%, 2016 (n)	1,200,000	1,199,873
Nissan Auto Lease Trust, 2013-B, “A2B”, 0.622%, 2016	1,800,000	1,800,043
Nissan Master Owner Trust Receivables 2013,“A”, FRN, 0.474%, 2018	1,300,000	1,298,496

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Porsche Innovative Lease Owner Trust, 0.44%, 2015 (n)	$161,841	$161,816
Porsche Innovative Lease Owner Trust, 2013-1, “A2”, 0.54%, 2016 (z)	1,030,000	1,029,961
Race Point CLO Ltd., “A1A”, FRN, 0.465%, 2021 (n)	1,100,000	1,085,176
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	53,313	53,320
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	396,236	396,237
Santander Drive Auto Receivable Trust, “A2”, 0.47%, 2016	438,550	438,342
Smart Trust, “A2B”, FRN, 0.724%, 2014 (n)	55,608	55,610
Smart Trust, “A2B”, FRN, 0.504%, 2015 (n)	565,408	565,481
Smart Trust, “A2B”, FRN, 0.424%, 2015	730,000	728,765
Volvo Financial Equipment LLC, “A2”, 0.53%, 2015 (n)	2,550,000	2,549,289
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.924%, 2051	592,664	602,497

		$36,957,600
Automotive - 2.5%
American Honda Finance Corp., 1.6%, 2018 (n)	$388,000	$384,165
American Honda Finance Corp., 1.85%, 2014 (n)	460,000	465,894
American Honda Finance Corp., 1%, 2015 (n)	810,000	814,298
American Honda Finance Corp., FRN, 0.485%, 2014 (n)	570,000	570,969
American Honda Finance Corp., FRN, 0.637%, 2016 (n)	700,000	700,813
Daimler Finance North America LLC, 2.4%, 2017 (n)	520,000	529,672
Daimler Finance North America LLC, FRN, 0.843%, 2015 (n)	1,200,000	1,204,302
Daimler Finance North America LLC, FRN, 0.858%, 2014 (n)	640,000	641,132
Daimler Finance North America LLC, FRN, 0.945%, 2016 (n)	480,000	481,039
Ford Motor Credit Co. LLC, 4.207%, 2016	360,000	384,232
Harley-Davidson Financial Services, 3.875%, 2016 (n)	570,000	605,162
Hyundai Capital America, 1.625%, 2015 (n)	710,000	714,638
Nissan Motor Acceptance Corp., FRN, 0.95%, 2016 (n)	1,180,000	1,181,821
RCI Banque S.A., FRN, 2.115%, 2014 (n)	750,000	751,427
Toyota Motor Credit Corp., 3.2%, 2015	600,000	626,177
Volkswagen International Finance N.V., FRN, 1%, 2014 (n)	1,100,000	1,102,717
Volkswagen International Finance N.V., FRN, 0.864%, 2014 (n)	500,000	502,137

		$11,660,595
Banks & Diversified Financials (Covered Bonds) - 1.3%
Australia & New Zealand Banking Group, FRN, 0.852%, 2015 (n)	$310,000	$312,208
BNP Paribas Home Loan, 2.2%, 2015 (n)	1,000,000	1,027,400
Commonwealth Bank of Australia, 0.75%, 2016 (n)	840,000	839,748
Credit Mutuel-CIC Home Loan, 1.5%, 2017 (n)	1,000,000	993,500
DnB Nor Boligkreditt A.S., 2.1%, 2015 (n)	700,000	719,320
National Bank of Canada, 2.2%, 2016 (n)	1,060,000	1,101,022
Norddeutsche Landesbank, 0.875%, 2015 (n)	400,000	401,520

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Banks & Diversified Financials (Covered Bonds) - continued
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	$750,000	$782,250

		$6,176,968
Broadcasting - 0.3%
Vivendi S.A., 2.4%, 2015 (n)	$680,000	$697,436
WPP Finance, 8%, 2014	880,000	932,747

		$1,630,183
Brokerage & Asset Managers - 0.3%
BlackRock, Inc., 3.5%, 2014	$750,000	$775,451
BlackRock, Inc., 1.375%, 2015	500,000	507,181
Franklin Resources, Inc., 1.375%, 2017	182,000	179,791

		$1,462,423
Cable TV - 0.6%
Comcast Corp., 5.3%, 2014	$600,000	$605,840
DIRECTV Holdings LLC, 4.75%, 2014	500,000	518,351
DIRECTV Holdings LLC, 2.4%, 2017	520,000	528,915
NBCUniversal Enterprise Co., FRN, 0.78%, 2016 (n)	870,000	873,997
NBCUniversal Media LLC, 2.1%, 2014	400,000	402,742

		$2,929,845
Chemicals - 0.2%
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	$720,000	$737,708

Computer Software - 0.2%
Adobe Systems, Inc., 3.25%, 2015	$700,000	$721,472

Computer Software - Systems - 0.2%
Apple, Inc., FRN, 0.515%, 2018	$910,000	$907,174

Conglomerates - 0.8%
ABB Finance (USA), Inc., 1.625%, 2017	$495,000	$497,428
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	843,000	874,017
General Electric Co., 0.85%, 2015	450,000	451,746
Pentair Finance S.A., 1.35%, 2015	1,510,000	1,515,324
United Technologies Corp., FRN, 0.759%, 2015	460,000	462,960

		$3,801,475
Consumer Products - 0.9%
Avon Products, Inc., 2.375%, 2016	$270,000	$275,603
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	530,000	532,528
Mattel, Inc., 1.7%, 2018	226,000	222,984
Mattel, Inc., 2.5%, 2016	400,000	413,476

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - continued
Newell Rubbermaid, Inc., 2%, 2015	$600,000	$608,335
Newell Rubbermaid, Inc., 2.05%, 2017	426,000	423,670
Procter & Gamble Co., 0.75%, 2016	1,230,000	1,229,774
Reckitt Benckiser PLC, 2.125%, 2018 (n)	390,000	393,503

		$4,099,873
Consumer Services - 0.5%
eBay, Inc., 1.35%, 2017	$507,000	$506,252
Experian Finance PLC, 2.375%, 2017 (n)	462,000	460,155
Western Union Co., 2.375%, 2015	330,000	337,679
Western Union Co., FRN, 1.262%, 2015	1,020,000	1,023,993

		$2,328,079
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$600,000	$614,369

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 2018	$240,000	$244,477

Electronics - 0.6%
Applied Materials, Inc., 2.65%, 2016	$750,000	$780,701
Broadcom Corp., 1.5%, 2013	600,000	600,000
Intel Corp., 1.35%, 2017	1,052,000	1,045,687
Tyco Electronics Group S.A., 1.6%, 2015	500,000	504,337

		$2,930,725
Emerging Market Quasi-Sovereign - 0.9%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$101,000	$102,010
CNOOC Finance (2013) Ltd., 1.125%, 2016	730,000	725,667
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	580,000	600,351
Gaz Capital S.A., 4.95%, 2016 (n)	205,000	217,300
Korea Development Bank, 1%, 2016	710,000	702,338
Korea Gas Corp., 2.25%, 2017 (n)	440,000	441,387
Petrobras International Finance Co., 3.875%, 2016	735,000	759,879
Rosneft, 3.149%, 2017 (n)	394,000	396,955
State Grid International Development Co. Ltd., 1.75%, 2018 (n)	567,000	557,442

		$4,503,329
Emerging Market Sovereign - 0.3%
Russian Federation, 3.25%, 2017 (n)	$800,000	$837,000
State of Qatar, 5.15%, 2014 (n)	600,000	611,100

		$1,448,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - 0.4%
Encana Corp., 5.9%, 2017	$585,000	$669,817
Encana Holdings Finance Corp., 5.8%, 2014	550,000	563,940
Hess Corp., 7%, 2014	503,000	511,523
Petrohawk Energy Corp., 7.25%, 2018	84,000	91,056

		$1,836,336
Energy - Integrated - 1.3%
BG Energy Capital PLC, 2.875%, 2016 (n)	$970,000	$1,016,971
BP Capital Markets PLC, 3.125%, 2015	600,000	627,641
BP Capital Markets PLC, 0.7%, 2015	650,000	650,037
Chevron Corp., 0.889%, 2016	370,000	372,053
Chevron Corp., 1.104%, 2017	567,000	561,231
Husky Energy, Inc., 5.9%, 2014	600,000	619,021
Petro-Canada Financial Partnership, 5%, 2014	580,000	604,913
Shell International Finance B.V., 1.125%, 2017	550,000	547,843
Total Capital Canada Ltd., FRN, 0.623%, 2016	160,000	160,893
Total Capital International S.A., 1.5%, 2017	600,000	608,086
TOTAL S.A., 3%, 2015	520,000	541,179

		$6,309,868
Entertainment - 0.3%
Viacom, Inc., 1.25%, 2015	$800,000	$804,714
Walt Disney Co., 0.45%, 2015	800,000	798,401

		$1,603,115
Financial Institutions - 0.8%
General Electric Capital Corp., 2.15%, 2015	$1,000,000	$1,019,859
General Electric Capital Corp., FRN, 1.092%, 2014	300,000	300,469
General Electric Capital Corp., FRN, 0.855%, 2015	410,000	413,025
General Electric Capital Corp., FRN, 0.842%, 2016	580,000	582,824
LeasePlan Corp. N.V., 3%, 2017 (n)	540,000	547,236
LeasePlan Corp. N.V., 2.5%, 2018 (n)	405,000	399,166
NYSE Euronext, 2%, 2017	486,000	488,538

		$3,751,117
Food & Beverages - 3.5%
Anheuser-Busch InBev S.A., 3.625%, 2015	$200,000	$209,051
Anheuser-Busch InBev S.A., 0.8%, 2016	520,000	520,946
Anheuser-Busch InBev S.A., 1.375%, 2017	890,000	891,083
Campbell Soup Co., FRN, 0.565%, 2014	730,000	730,753
Coca Cola Co., 0.75%, 2013	700,000	700,072
Coca-Cola Co., 1.15%, 2018	470,000	462,794
Coca-Cola Co., FRN, 1%, 2016	1,690,000	1,691,507
Coca-Cola Icecek Uretim, 4.75%, 2018 (n)	412,000	427,821

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Conagra Foods, Inc., 5.875%, 2014	$600,000	$614,086
Conagra Foods, Inc., 1.3%, 2016	530,000	531,781
Diageo Capital PLC, 7.375%, 2014	430,000	435,773
Diageo Capital PLC, 1.5%, 2017	850,000	854,336
General Mills, Inc., 5.2%, 2015	200,000	212,453
General Mills, Inc., FRN , 0.536%, 2016	430,000	430,286
Heineken N.V., 0.8%, 2015 (n)	440,000	439,774
Ingredion, Inc., 3.2%, 2015	170,000	176,501
Ingredion, Inc., 1.8%, 2017	314,000	310,023
Kellogg Co., 4.45%, 2016	320,000	348,222
Kraft Foods Group, Inc. , 1.625%, 2015	920,000	933,685
Molson Coors Brewing Co., 2%, 2017	960,000	973,275
PepsiAmericas, Inc., 4.375%, 2014	700,000	707,818
PepsiCo, Inc., 2.5%, 2016	970,000	1,010,064
Pernod-Ricard S.A., 2.95%, 2017 (n)	800,000	834,726
SABMiller Holdings, Inc., 1.85%, 2015 (n)	420,000	425,295
SABMiller Holdings, Inc., 2.45%, 2017 (n)	600,000	619,590
Want Want China Finance Co., 1.875%, 2018 (z)	200,000	192,759
Wm. Wrigley Jr. Co., 1.4%, 2016 (n)	791,000	795,905
Wm. Wrigley Jr. Co., 2.4%, 2018 (n)	96,000	97,013

		$16,577,392
Food & Drug Stores - 0.3%
CVS Caremark Corp., 3.25%, 2015	$600,000	$623,644
Walgreen Co., 1%, 2015	650,000	652,475

		$1,276,119
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.95%, 2017	$580,000	$594,603

Industrial - 0.1%
Cornell University, 4.35%, 2014	$465,000	$468,997

Insurance - 1.7%
Aflac, Inc., 3.45%, 2015	$700,000	$734,110
American International Group, Inc., 3%, 2015	730,000	751,028
American International Group, Inc., 5.85%, 2018	512,000	590,941
ING U.S., Inc., 2.9%, 2018	423,000	431,697
Lincoln National Corp., 4.3%, 2015	250,000	262,956
MetLife Institutional Funding II LLC, FRN, 0.612%, 2015 (n)	480,000	481,404
MetLife, Inc., 1.756%, 2017	178,000	178,317
Metropolitan Life Global Funding I, 0.773%, 2016 (n)	980,000	983,981
New York Life Global Funding, 1.3%, 2015 (n)	1,450,000	1,462,714
PRICOA Global Funding I, FRN, 0.532%, 2015 (n)	550,000	550,789

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - continued
Prudential Financial, Inc., FRN, 1.044%, 2018	$1,250,000	$1,255,258
UnumProvident Corp., 6.85%, 2015 (n)	294,000	324,692

		$8,007,887
Insurance - Health - 0.2%
Aetna, Inc., 1.5%, 2017	$100,000	$99,067
WellPoint, Inc., 5%, 2014	740,000	775,430
Wellpoint, Inc., 1.25%, 2015	20,000	20,169

		$894,666
Insurance - Property & Casualty - 0.7%
ACE Ltd., 2.6%, 2015	$550,000	$570,235
Aon Corp., 3.5%, 2015	600,000	628,580
AXIS Capital Holdings Ltd., 5.75%, 2014	800,000	841,771
Berkshire Hathaway, Inc., FRN, 0.964%, 2014	870,000	875,078
QBE Insurance Group Ltd., 2.4%, 2018 (n)	543,000	532,975

		$3,448,639
International Market Quasi-Sovereign - 3.6%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$304,000	$312,555
Bank Nederlandse Gemeenten N.V., 1.375%, 2018 (n)	1,150,000	1,141,490
Caisse d’Amortissement de la Dette Sociale, 3.5%, 2014	1,200,000	1,225,325
Dexia Credit Local S.A., 1.25%, 2016 (z)	1,110,000	1,114,945
Electricite de France PLC, 5.5%, 2014 (n)	750,000	758,423
FMS Wertmanagement, 0.625%, 2016	1,020,000	1,021,220
KfW Bankengruppe, 3.5%, 2014	1,250,000	1,264,313
KfW Bankengruppe, 0.5%, 2015	1,250,000	1,253,393
Kommunalbanken A.S., 1%, 2014 (n)	300,000	301,326
Kommunalbanken A.S., 0.375%, 2015 (n)	580,000	580,248
Kommunalbanken A.S., 1.75%, 2015 (n)	1,200,000	1,228,524
Kommunalbanken A.S., 1%, 2018 (n)	330,000	323,459
Kommunalbanken A.S., FRN, 0.367%, 2016 (n)	160,000	160,285
Kreditanstalt für Wiederaufbau, FRN, 0.22%, 2015	850,000	850,018
Municipality Finance PLC, 2.375%, 2016	1,180,000	1,229,560
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	700,000	703,871
Nederlandse Waterschapsbank N.V., 0.75%, 2016 (n)	230,000	230,401
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,400,000	1,421,904
Statoil A.S.A., 2.9%, 2014	700,000	717,218
Statoil A.S.A., 1.8%, 2016	350,000	359,176
Statoil A.S.A., FRN, 0.554%, 2018	852,000	850,107

		$17,047,761
International Market Sovereign - 1.0%
Kingdom of Denmark, 0.375%, 2016 (n)	$1,070,000	$1,066,362
Kingdom of Sweden, 1%, 2018 (n)	1,100,000	1,088,105

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
International Market Sovereign - continued
Republic of Finland, 1.25%, 2015 (n)	$1,300,000	$1,320,683
Republic of Iceland, 4.875%, 2016 (n)	1,037,000	1,082,369

		$4,557,519
Local Authorities - 1.4%
Kommuninvest i Sverige AB, 0.5%, 2016 (n)	$3,200,000	$3,187,392
Kommuninvest i Sverige AB, 0.875%, 2016 (z)	450,000	450,271
Province of Ontario, 4.5%, 2015	1,000,000	1,051,580
Province of Ontario, 1.1%, 2017	1,110,000	1,101,786
State of Illinois, 4.961%, 2016	620,000	657,225

		$6,448,254
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 2015	$570,000	$574,909

Major Banks - 6.6%
ABN AMRO Bank N.V., 1.375%, 2016 (n)	$1,420,000	$1,429,230
ABN AMRO Bank N.V., FRN, 2.005%, 2014 (n)	800,000	802,836
ANZ National (International) Ltd., FRN, 1.252%, 2013 (n)	870,000	871,202
Bank of Montreal, 1.45%, 2018	3,010,000	2,971,553
Bank of Nova Scotia, FRN, 0.654%, 2016	1,420,000	1,423,391
Bank of Nova Scotia, FRN, 0.763%, 2016	420,000	422,156
BNP Paribas, 2.7%, 2018	1,090,000	1,116,089
BNP Paribas, FRN, 1.143%, 2014	680,000	681,054
Canadian Imperial Bank of Commerce, FRN, 0.766%, 2016	840,000	844,101
Commonwealth Bank of Australia, 3.75%, 2014 (n)	600,000	617,700
Commonwealth Bank of Australia, FRN, 0.752%, 2016 (n)	1,020,000	1,020,301
DBS Bank Ltd., 2.35%, 2017 (n)	770,000	788,805
DNB Bank A.S.A., 3.2%, 2017 (n)	1,135,000	1,191,977
HSBC Bank PLC, 3.1%, 2016 (n)	310,000	326,397
HSBC Bank PLC, FRN, 0.904%, 2018 (n)	994,000	996,214
HSBC USA, Inc., 2.375%, 2015	350,000	358,053
HSBC USA, Inc., 1.625%, 2018	170,000	168,726
ING Bank N.V., 3.75%, 2017 (n)	424,000	448,414
ING Bank N.V., FRN, 1.208%, 2016 (n)	540,000	545,396
ING Bank N.V., FRN, 1.89%, 2015 (n)	560,000	572,276
KeyCorp, 3.75%, 2015	650,000	682,524
Macquarie Bank Ltd., 5%, 2017 (n)	1,076,000	1,179,942
National Australia Bank Ltd., 2%, 2015	770,000	785,276
Nordea Bank AB, FRN, 0.724%, 2016 (n)	1,000,000	1,003,013
PNC Bank N.A., 1.3%, 2016	790,000	795,347
PNC Bank N.A., 1.15%, 2016	1,200,000	1,203,556
PNC Bank N.A., FRN, 0.548%, 2016	560,000	560,200
Royal Bank of Scotland PLC, 2.55%, 2015	1,050,000	1,075,389

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Santander U.S. Debt S.A.U., 3.724%, 2015 (n)	$400,000	$405,316
Standard Chartered PLC, 3.85%, 2015 (n)	420,000	436,678
Standard Chartered PLC, FRN, 1.214%, 2014 (n)	350,000	351,468
State Street Bank & Trust Co., FRN, 0.458%, 2015	678,000	675,925
Sumitomo Mitsui Banking Corp., 1.35%, 2015	740,000	746,918
Wells Fargo & Co., 3.75%, 2014	750,000	772,693
Wells Fargo & Co., 1.25%, 2015	840,000	846,831
Wells Fargo & Co., FRN, 0.772%, 2016	760,000	762,702
Westpac Banking Corp., 0.95%, 2016	1,180,000	1,185,201
Westpac Banking Corp., 2%, 2017	400,000	407,148

		$31,471,998
Medical & Health Technology & Services - 1.1%
Baxter International, Inc., 1.85%, 2017	$390,000	$399,886
Becton, Dickinson & Co., 1.75%, 2016	300,000	306,775
Catholic Health Initiatives, 1.6%, 2017	400,000	392,130
Covidien International Finance S.A., 6%, 2017	401,000	466,161
Covidien International Finance S.A., 1.35%, 2015	650,000	656,091
Express Scripts Holding Co., 2.1%, 2015	1,100,000	1,117,358
McKesson Corp., 0.95%, 2015	740,000	740,346
McKesson Corp., 3.25%, 2016	470,000	492,590
Thermo Fisher Scientific, Inc., 2.25%, 2016	840,000	859,003

		$5,430,340
Metals & Mining - 0.9%
Barrick Gold Corp., 2.5%, 2018	$360,000	$351,146
Barrick International (Barbados) Corp., 5.75%, 2016 (n)	290,000	310,009
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	890,000	893,661
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018	420,000	418,854
Glencore Funding LLC, FRN, 1.422%, 2016 (n)	930,000	925,354
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	1,530,000	1,579,266

		$4,478,290
Mortgage-Backed - 2.5%
Fannie Mae, 5.05%, 2016	$1,545,011	$1,649,515
Fannie Mae, 0.594%, 2015	1,739,312	1,735,299
Fannie Mae, 5.134%, 2016	495,785	533,086
Fannie Mae, 1.114%, 2017	870,000	867,759
Fannie Mae, 4.5%, 2024	1,289,752	1,370,399
Fannie Mae, 4%, 2025	141,435	152,005
Fannie Mae, 4.5%, 2025	504,082	535,918
Fannie Mae, TBA, 3%, 2028	750,000	778,945
Freddie Mac, 1.655%, 2016	228,564	232,660
Freddie Mac, 1.426%, 2017	272,000	273,936

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 4%, 2025	$764,970	$808,790
Freddie Mac, 3.5%, 2026	988,783	1,041,397
Freddie Mac, 2.5%, 2028	2,004,372	2,028,720

		$12,008,429
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	$1,400,000	$1,395,772

Natural Gas - Distribution - 0.2%
GDF Suez, 1.625%, 2017 (n)	$740,000	$741,140

Natural Gas - Pipeline - 0.9%
Energy Transfer Partners LP, 8.5%, 2014	$513,000	$529,714
Enterprise Products Operating LP, 3.7%, 2015	500,000	521,828
Enterprise Products Operating LP, 6.5%, 2019	930,000	1,107,894
Kinder Morgan Energy Partners LP, 5.125%, 2014	580,000	606,621
ONEOK Partners LP, 3.2%, 2018	510,000	527,632
TransCanada PipeLines Ltd., FRN, 0.928%, 2016	1,190,000	1,199,126

		$4,492,815
Network & Telecom - 1.4%
AT&T, Inc., 0.8%, 2015	$1,430,000	$1,428,616
AT&T, Inc., 2.4%, 2016	160,000	165,512
AT&T, Inc., FRN, 0.649%, 2016	140,000	139,797
BellSouth Corp., 5.2%, 2014	390,000	405,676
France Telecom, 2.125%, 2015	700,000	712,583
Telecom Italia Capital, 5.25%, 2013	700,000	700,757
Verizon Communications, Inc., 0.7%, 2015	970,000	966,805
Verizon Communications, Inc., FRN, 1.781%, 2016	1,850,000	1,896,935

		$6,416,681
Oil Services - 0.1%
Noble Corp., 3.45%, 2015	$260,000	$270,505
Transocean, Inc., 2.5%, 2017	292,000	294,728

		$565,233
Oils - 0.1%
Phillips 66, 1.95%, 2015	$350,000	$355,574

Other Banks & Diversified Financials - 3.4%
Abbey National Treasury Services PLC, 3.05%, 2018	$439,000	$454,461
American Express Centurion Bank, FRN, 0.714%, 2015	500,000	501,818
American Express Credit Corp., 2.8%, 2016	420,000	441,152

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
American Express Credit Corp., FRN, 1.355%, 2015	$50,000	$50,746
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.712%, 2016 (n)	550,000	551,399
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.868%, 2016 (n)	1,320,000	1,324,466
Banque Federative du Credit Mutuel, FRN, 1.089%, 2016 (n)	420,000	420,861
BB&T Corp., 2.05%, 2014	500,000	503,937
BB&T Corp., 1.45%, 2018	521,000	511,791
BBVA Senior Finance S.A. Unipersonal, FRN, 2.388%, 2014	400,000	402,773
Capital One Financial Corp., 2.15%, 2015	750,000	762,574
Capital One Financial Corp., FRN, 1.393%, 2014	580,000	582,821
Capital One Financial Corp., FRN, 0.906%, 2015	320,000	320,891
Danske Bank A.S., 3.75%, 2015 (n)	690,000	715,433
Groupe BPCE S.A., FRN, 1.488%, 2016	1,700,000	1,724,642
Intesa Sanpaolo S.p.A., 3.125%, 2016	640,000	652,654
Intesa Sanpaolo S.p.A., FRN, 2.662%, 2014 (n)	280,000	281,184
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	1,000,000	1,039,113
Santander Holdings USA, Inc., 3.45%, 2018	490,000	506,890
Skandinaviska Enskilda, 1.75%, 2018 (n)	480,000	473,779
SunTrust Banks, Inc., 3.5%, 2017	598,000	635,003
Svenska Handelsbanken AB, 2.875%, 2017	566,000	591,232
Svenska Handelsbanken AB, FRN, 0.7%, 2016	1,290,000	1,294,022
Svenska Handelsbanken AB, FRN, 0.72%, 2016	250,000	250,503
Swedbank AB, 2.125%, 2017 (n)	862,000	872,142
Union Bank, 3%, 2016	280,000	295,098

		$16,161,385
Personal Computers & Peripherals - 0.1%
Hewlett-Packard Co., 2.625%, 2014	$610,000	$620,913

Pharmaceuticals - 1.3%
AbbVie, Inc., FRN, 1.026%, 2015	$730,000	$737,562
Amgen, Inc., 2.3%, 2016	440,000	454,516
Bristol-Myers Squibb Co., 0.875%, 2017	1,087,000	1,071,329
Celgene Corp., 2.45%, 2015	532,000	547,366
Mylan, Inc., 1.8%, 2016 (n)	310,000	312,263
Sanofi, 1.2%, 2014	170,000	171,326
Sanofi, 1.25%, 2018	1,400,000	1,378,471
Sanofi, FRN, 0.558%, 2014	500,000	500,708
Teva Pharmaceutical Finance III, 1.7%, 2014	170,000	170,767
Teva Pharmaceutical Finance III, FRN, 1.166%, 2013	600,000	600,030
Watson Pharmaceuticals, Inc., 1.875%, 2017	330,000	329,183

		$6,273,521

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Printing & Publishing - 0.4%
Pearson PLC, 4%, 2016 (n)	$1,000,000	$1,061,920
Thomson Reuters Corp., 0.875%, 2016	740,000	736,449

		$1,798,369
Real Estate - 0.8%
ERP Operating, REIT, 5.125%, 2016	$925,000	$1,011,841
HCP, Inc., REIT, 2.7%, 2014	810,000	813,860
Health Care REIT, Inc., 2.25%, 2018	264,000	263,550
Mack-Cali Realty LP, 2.5%, 2017	330,000	328,449
Simon Property Group, Inc., REIT, 6.1%, 2016	410,000	457,387
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	302,000	297,088
Ventas Realty LP, 1.55%, 2016	470,000	473,373

		$3,645,548
Retailers - 0.4%
AutoZone, Inc., 6.5%, 2014	$655,000	$662,297
Home Depot, Inc., 5.25%, 2013	660,000	663,686
Wesfarmers Ltd., 2.983%, 2016 (n)	300,000	314,196
Wesfarmers Ltd., 1.874%, 2018 (n)	421,000	417,211

		$2,057,390
Specialty Chemicals - 0.4%
Air Products & Chemicals, Inc., 2%, 2016	$174,000	$178,711
Airgas, Inc., 2.95%, 2016	700,000	727,604
Ecolab, Inc., 2.375%, 2014	380,000	386,712
Ecolab, Inc., 1%, 2015	430,000	431,146

		$1,724,173
Supermarkets - 0.2%
Tesco PLC, 2%, 2014 (n)	$540,000	$546,933
Woolworths Ltd., 2.55%, 2015 (n)	600,000	618,449

		$1,165,382
Supranational - 0.4%
Council of Europe, 4.5%, 2014	$200,000	$205,524
International Bank for Reconstruction and Development, 0.5%, 2016	1,500,000	1,499,786

		$1,705,310
Telecommunications - Wireless - 0.6%
America Movil S.A.B. de C.V., 2.375%, 2016	$262,000	$268,527
American Tower Trust I, REIT, 1.551%, 2018 (n)	900,000	882,720
Crown Castle Towers LLC, 4.523%, 2015 (n)	625,000	648,128
Crown Castle Towers LLC, 3.214%, 2015 (n)	310,000	316,857

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Vodafone Group PLC, 4.15%, 2014	$630,000	$643,520

		$2,759,752
Tobacco - 0.6%
Altria Group, Inc., 8.5%, 2013	$500,000	$500,549
B.A.T. International Finance PLC, 8.125%, 2013 (n)	500,000	501,024
B.A.T. International Finance PLC, 1.4%, 2015 (n)	620,000	626,064
Imperial Tobacco Finance PLC, 2.05%, 2018 (n)	371,000	366,548
Lorillard Tobacco Co., 3.5%, 2016	370,000	390,389
Reynolds American, Inc., 1.05%, 2015	430,000	430,699

		$2,815,273
Transportation - Services - 0.2%
ERAC USA Finance Co., 2.25%, 2014 (n)	$250,000	$250,721
ERAC USA Finance Co., 1.4%, 2016 (n)	330,000	330,504
ERAC USA Finance Co., 2.75%, 2017 (n)	302,000	311,903

		$893,128
U.S. Government Agencies and Equivalents - 1.1%
Aid-Egypt, 4.45%, 2015	$1,270,000	$1,366,664
National Credit Union Administration, 1.4%, 2015	1,500,000	1,525,875
Private Export Funding Corp., 1.875%, 2018	1,120,000	1,133,013
Small Business Administration, 2.25%, 2021	973,271	1,003,947

		$5,029,499
U.S. Treasury Obligations - 2.5%
U.S. Treasury Notes, 0.25%, 2015	$12,000,000	$11,997,600

Utilities - Electric Power - 2.5%
American Electric Power Co., Inc., 1.65%, 2017	$398,000	$393,132
Dominion Resources, Inc., 1.95%, 2016	880,000	898,792
Duke Energy Corp., 6.3%, 2014	846,000	857,534
Duke Energy Corp., 1.625%, 2017	209,000	209,258
Duke Energy Indiana, Inc., FRN, 0.595%, 2016	370,000	370,907
Enel Finance International S.A., 6.25%, 2017 (n)	750,000	842,843
Exelon Generation Co. LLC, 5.35%, 2014	600,000	605,525
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	804,000	822,066
ITC Holdings Corp., 5.875%, 2016 (n)	470,000	523,693
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	1,175,000	1,181,801
NextEra Energy Capital Holdings, Inc., 1.339%, 2015	670,000	672,550
PG&E Corp., 5.75%, 2014	600,000	611,953
PPL WEM Holdings PLC, 3.9%, 2016 (n)	1,240,000	1,299,506
PSEG Power LLC, 2.75%, 2016	360,000	374,444
Southern Co., 2.375%, 2015	1,000,000	1,027,210

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Southern Co., 2.45%, 2018	$630,000	$641,186
Virginia Electric and Power Co., 1.2%, 2018	700,000	686,695

		$12,019,095
Total Bonds (Identified Cost, $292,194,907)		$294,574,187

Commodity-Linked Structured Notes (n)(x) - 29.9%
Bank of America Corp. - DJUBGRTR Linked, FRN, 0.177%, 2014	$6,000,000	$4,974,672
Bank of America Corp. - DJUBSTR Linked, FRN, 0.174%, 2014	2,500,000	1,792,759
Bank of America Corp. -DJUBSF3 Linked, FRN, 0.175%, 2014	3,500,000	2,405,816
Canadian Imperial Bank of Commerce - DJUBINTR Linked, FRN, 0.048%, 2014	8,000,000	8,456,095
Canadian Imperial Bank of Commerce - DJUBLITR Linked, FRN, 0.083%, 2014	3,000,000	3,364,365
Canadian Imperial Bank of Commerce - DJUBSTR Linked, FRN, 0.074%, 2014	3,000,000	2,942,192
Citigroup, Inc. - DJUBPRTR Linked, FRN, 0.003%, 2014	8,500,000	10,765,280
Citigroup, Inc. - DJUBIN3T Linked, FRN, 0%, 2014	3,000,000	2,948,150
Citigroup, Inc. - DJUBSOTR Linked, FRN, 0%, 2014	2,000,000	1,964,136
Credit Suisse Group AG - DJUBGRTR Linked, FRN, 0.025%, 2014	7,000,000	5,311,962
Credit Suisse Group AG - DJUBSTR Linked, FRN, 0.018%, 2014	13,500,000	8,754,067
Deutsche Bank AG London - DJUBEN3T Linked, FRN, 0%, 2014	5,000,000	5,133,063
Deutsche Bank AG London - DJUBEN3T Linked, FRN, 0%, 2014	3,000,000	2,471,603
Deutsche Bank AG London - DJUBSOTR Linked, FRN, 0.028%, 2014	4,000,000	3,431,997
Deutsche Bank AG London - DJUBSTR Linked, FRN, 0%, 2013	8,000,000	4,839,098
Goldman Sachs Group, Inc. - DJUBENTR Linked, FRN, 0%, 2013	3,500,000	2,913,883
Goldman Sachs Group, Inc. - DJUBENTR Linked, FRN, 0.027%, 2014	3,300,000	3,169,984
Goldman Sachs Group, Inc. - DJUBSF3 Linked, FRN, 0.053%, 2014	9,000,000	7,815,875
JPMorgan Chase Bank N.A. - DJUBPRTR Linked, FRN, 0.161%, 2014	2,000,000	2,063,477
JPMorgan Chase Bank N.A. - DJUBEN3T Linked, FRN, 0.147%, 2014	2,000,000	1,908,010
JPMorgan Chase Bank N.A. - DJUBENTR Linked, FRN, 0.163%, 2014	8,000,000	6,745,618
JPMorgan Chase Bank N.A. - DJUBLITR Linked, FRN, 0.154%, 2014	3,500,000	4,050,666
JPMorgan Chase Bank N.A. - DJUBSF2T Linked, FRN, 0.148%, 2014	5,950,000	4,415,571
Morgan Stanley - DJUBENTR Linked, FRN, 0.1%, 2014	5,400,000	4,660,649
Morgan Stanley - DJUBENTR Linked, FRN, 0.08%, 2014	2,500,000	2,417,723
Morgan Stanley - DJUBGRTR Linked, FRN, 0.1%, 2014	5,000,000	3,765,916
Morgan Stanley - DJUBGRTR Linked, FRN, 0.08%, 2014	2,000,000	1,786,277
Morgan Stanley - DJUBINTR Linked, FRN, 0.1%, 2014	2,600,000	2,654,839
Morgan Stanley - DJUBSF3 Linked, FRN, 0.1%, 2014	4,500,000	3,926,968
UBS AG - DJUBEN3T Linked, FRN, 0.113%, 2014	7,500,000	6,917,324
UBS AG - DJUBENTR Linked, FRN, 0.054%, 2014	2,500,000	2,259,545
UBS AG - DJUBINTR Linked, FRN, 0.054%, 2014	2,500,000	2,719,257
UBS AG - DJUBSF2T Linked, FRN, 0.109%, 2014	4,000,000	2,635,605

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commodity-Linked Structured Notes (n)(x) - continued
UBS AG - DJUBSOTR Linked, FRN, 0.092%, 2014	$5,500,000	$5,107,522
Total Commodity-Linked Structured Notes (Identified Cost, $161,250,000)		$141,489,964

Money Market Funds - 10.7%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	50,685,544	$50,685,544
Total Investments (Identified Cost, $504,130,451)		$486,749,695

Other Assets, Less Liabilities - (2.7)%		(12,740,395)
Net Assets - 100.0%		$474,009,300

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $241,090,667 representing 50.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(x)	Commodity-linked notes typically provide for interest and principal payments based on the value of a commodity indicator, such as a commodity, a commodity future or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodity or commodity markets. Commodity-linked notes have characteristics of instruments indirectly linked to the price of commodities and are subject to basis risk, the risk that there can be deviations in performance between the physical commodity market and the futures price, and counter party risk. Commodity-linked notes can be highly volatile and less liquid than other types of investments. These structured notes take into consideration a leverage factor of 300% on the return of the commodity indicator at the time the note is purchased, in order to limit counterparty exposure.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Dexia Credit Local S.A., 1.25%, 2016	10/10/13	$1,107,008	$1,114,945
Kommuninvest i Sverige AB, 0.875%, 2016	10/08/13	448,639	450,271
Porsche Innovative Lease Owner Trust, 2013-1, “A2”, 0.54%, 2016	10/05/13	1,029,961	1,029,961
Want Want China Finance Co., 1.875%, 2018	10/09/13	191,532	192,759
Total Restricted Securities			$2,787,936
% of Net assets			0.6%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DJUBEN3T	Dow Jones-UBS Energy Sub-Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on crude oil, heating oil, natural gas and unleaded gasoline.
DJUBENTR	Dow Jones-UBS Energy Sub-Index Total Return, this index is composed of futures contracts on crude oil, heating oil, unleaded gasoline and natural gas.
DJUBGRTR	Dow Jones-UBS Grains Sub-Index Total Return, this index is composed of futures contracts on corn, soybeans and wheat.
DJUBIN3T	Dow Jones-UBS Industrial Metals Sub-Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on aluminum, copper, nickel and zinc.
DJUBINTR	Dow Jones-UBS Industrial Metals Sub-Index Total Return, this index is composed of futures contracts on aluminum, copper, nickel and zinc.
DJUBLITR	Dow Jones-UBS Livestock Sub-Index Total Return, this index is composed of futures contracts on live cattle and lean hogs.
DJUBPRTR	Dow Jones-UBS Precious Metals Total Return Index, this index is composed of futures contracts on gold and silver.
DJUBSF2T	Dow Jones-UBS Commodity Index 2 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
DJUBSF3	Dow Jones-UBS Commodity Index 3 Month Forward, this index is composed of longer-dated futures contracts on aluminum, copper, nickel and zinc. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
DJUBSOTR	Dow Jones-UBS Softs Sub-Index Total Return, this index is composed of futures contracts on coffee, cotton and sugar.
DJUBSTR	Dow Jones-UBS Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $453,444,907)	$436,064,151
Underlying affiliated funds, at cost and value	50,685,544
Total investments, at value (identified cost, $504,130,451)	$486,749,695
Cash	4,528,972
Receivables for
Fund shares sold	2,666,533
Interest	1,354,799
Other assets	1
Total assets	$495,300,000
Liabilities
Payables for
Investments purchased	$20,455,964
TBA purchase commitments	762,898
Payable to affiliates
Investment adviser	18,906
Shareholder servicing costs	26
Distribution and service fees	1
Payable for independent Trustees’ compensation	4
Accrued expenses and other liabilities	52,901
Total liabilities	$21,290,700
Net assets	$474,009,300
Net assets consist of
Paid-in capital	$538,360,790
Unrealized appreciation (depreciation) on investments	(17,380,756)
Accumulated net realized gain (loss) on investments	(48,436,951)
Undistributed net investment income	1,466,217
Net assets	$474,009,300
Shares of beneficial interest outstanding	55,966,457

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$103,246	12,216	$8.45
Class I	85,202	10,064	8.47
Class R5	473,820,852	55,944,177	8.47

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.97 [100 / 94.25 x $8.45]. Redemption price per share was equal to the net asset value per share for Classes I and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$2,321,225
Dividends from underlying affiliated funds	14,453
Foreign taxes withheld	(127)
Total investment income	$2,335,551
Expenses
Management fee	$1,665,761
Distribution and service fees	134
Shareholder servicing costs	95
Administrative services fee	32,723
Independent Trustees’ compensation	5,774
Custodian fee	23,245
Shareholder communications	4,677
Audit and tax fees	32,074
Legal fees	2,286
Miscellaneous	19,434
Total expenses	$1,786,203
Fees paid indirectly	(265)
Reduction of expenses by investment adviser	(2,558)
Net expenses	$1,783,380
Net investment income	$552,171
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$(12,583,005)
Futures contracts	115,015
Net realized gain (loss) on investments	$(12,467,990)
Change in unrealized appreciation (depreciation)
Investments	$(18,403,309)
Futures contracts	48,908
Net unrealized gain (loss) on investments	$(18,354,401)
Net realized and unrealized gain (loss) on investments	$(30,822,391)
Change in net assets from operations	$(30,270,220)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/13 (unaudited)	Year ended 4/30/13
From operations
Net investment income	$552,171	$1,288,729
Net realized gain (loss) on investments	(12,467,990)	(6,853,708)
Net unrealized gain (loss) on investments	(18,354,401)	(10,590,468)
Change in net assets from operations	$(30,270,220)	$(16,155,447)
Distributions declared to shareholders
From net investment income	$—	$(3,125,131)
Change in net assets from fund share transactions	$90,484,639	$108,427,742
Total change in net assets	$60,214,419	$89,147,164
Net assets
At beginning of period	413,794,881	324,647,717
At end of period (including undistributed net investment income of $1,466,217 and $914,046, respectively)	$474,009,300	$413,794,881

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
Class A			2013	2012	2011 (c)

Net asset value, beginning of period	$9.09		$9.57	$14.49	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.01	$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.64)		(0.43)	(2.99)	4.53
Total from investment operations	$(0.64)		$(0.42)	$(2.98)	$4.51
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.08)	$(0.02)
From net realized gain on investments	—		—	(1.86)	—
Total distributions declared to shareholders	$—		$(0.06)	$(1.94)	$(0.02)
Net asset value, end of period (x)	$8.45		$9.09	$9.57	$14.49
Total return (%) (r)(s)(t)(x)	(7.04	)(n)	(4.38)	(19.96)	45.09	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.07	1.08	1.06	(a)
Expenses after expense reductions (f)	1.05	(a)	1.07	1.08	1.06	(a)
Net investment income (loss)	(0.00	)(a)(w)	0.13	0.11	(0.18	)(a)
Portfolio turnover	26	(n)	54	70	30
Net assets at end of period (000 omitted)	$103		$111	$116	$145

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
Class I			2013	2012	2011 (c)

Net asset value, beginning of period	$9.10		$9.57	$14.50	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.05	$0.04	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.64)		(0.43)	(3.00)	4.52
Total from investment operations	$(0.63)		$(0.38)	$(2.96)	$4.53
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.11)	$(0.03)
From net realized gain on investments	—		—	(1.86)	—
Total distributions declared to shareholders	$—		$(0.09)	$(1.97)	$(0.03)
Net asset value, end of period (x)	$8.47		$9.10	$9.57	$14.50
Total return (%) (r)(s)(x)	(6.92	)(n)	(4.03)	(19.78)	45.38	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.81	0.83	0.82	(a)
Expenses after expense reductions (f)	0.80	(a)	0.81	0.83	0.82	(a)
Net investment income	0.26	(a)	0.50	0.37	0.06	(a)
Portfolio turnover	26	(n)	54	70	30
Net assets at end of period (000 omitted)	$85		$92	$324,532	$286,514

See Notes to Financial Statements

Financial Highlights – continued

Class R5	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (i)

Net asset value, beginning of period	$9.10		$10.03
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.64)		(0.86	)(g)
Total from investment operations	$(0.63)		$(0.84)
Less distributions declared to shareholders
From net investment income	$—		$(0.09)
Net asset value, end of period (x)	$8.47		$9.10
Total return (%) (r)(s)(x)	(6.92	)(n)	(8.44	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.82	(a)
Expenses after expense reductions (f)	0.80	(a)	0.82	(a)
Net investment income	0.25	(a)	0.31	(a)
Portfolio turnover	26	(n)	54
Net assets at end of period (000 omitted)	$473,821		$413,592

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 2, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales and fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, September 4, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount and ratio were less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Commodity Strategy Fund (the fund) is a series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in commodity-linked structured notes as part of its principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company

Notes to Financial Statements (unaudited) – continued

Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same

Notes to Financial Statements (unaudited) – continued

investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$17,027,099	$—	$17,027,099
Non-U.S. Sovereign Debt	—	29,262,016	—	29,262,016
Municipal Bonds	—	1,395,772	—	1,395,772
U.S. Corporate Bonds	—	105,963,563	—	105,963,563
Residential Mortgage-Backed Securities	—	12,008,429	—	12,008,429
Commercial Mortgage-Backed Securities	—	3,757,854	—	3,757,854
Asset-Backed Securities (including CDOs)	—	33,199,760	—	33,199,760
Foreign Bonds	—	91,959,694	—	91,959,694
Commodity Linked Structured Notes	—	141,489,964	—	141,489,964
Mutual Funds	50,685,544	—	—	50,685,544
Total Investments	$50,685,544	$436,064,151	$—	$486,749,695

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. At October 31, 2013 the fund did not have any outstanding derivative instruments.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$115,015

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$48,908

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are

Notes to Financial Statements (unaudited) – continued

made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Commodity-Linked Structured Notes – The fund invests in commodity-linked structured notes to provide exposure to the investment returns of the commodities markets without investing directly in commodities. The fund will not invest directly in commodities. A structured note is a type of debt instrument in which an issuer borrows money from the investor, in this case the fund, and pays back the principal adjusted for performance of the underlying index less a fee. The structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are subject to prepayment, basis, and counterparty risk. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only a limited recovery or may obtain no recovery in such circumstances. There is additional risk that the issuer or counterparty may be unable or unwilling to make timely payments of interest or principal. To partially mitigate this risk, MFS typically enters into these transactions with counterparties whose credit rating is investment grade. The structured notes have an automatic redemption feature if the underlying index declines from the entrance date by the amount specified in the agreement. The fund has the option to request prepayment from the issuer at any time. The issuer of the structured note may, under certain circumstances, call back the securities on a date earlier than the maturity date. The net cash payments exchanged, which might require calculation by the issuer or its affiliates, are recorded as a realized gain or loss on investments in the Statement of Operations. The value of the structured note, which is adjusted daily, is recorded in the Statement of Assets and Liabilities. The daily change in value is recorded as unrealized appreciation or depreciation on investments in the Statement of Operations. The fund records a realized gain or loss when a structured note is sold or matures.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as Level 2 within the fair value hierarchy disclosure. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which

Notes to Financial Statements (unaudited) – continued

may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/13
Ordinary income (including any short-term capital gains)	$3,125,131

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/13
Cost of investments	$506,684,553
Gross appreciation	6,487,413
Gross depreciation	(26,422,271)
Net unrealized appreciation (depreciation)	$(19,934,858)

As of 4/30/13
Undistributed ordinary income	914,046
Capital loss carryforwards	(24,033,718)
Post-October capital loss deferral	(9,287,454)
Net unrealized appreciation (depreciation)	(1,674,144)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2013 the fund had capital loss carryforwards available to offset future realized gains. Such post-enactment losses are characterized as follows:

Short-Term	$(24,033,718)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

Notes to Financial Statements (unaudited) – continued

differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/13	Year ended 4/30/13 (i)
Class A	$—	$770
Class I	—	874
Class R5	—	3,123,487
Total	$—	$3,125,131

(i)	For Class R5, the period is from inception, September 4, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2014. For the six months ended October 31, 2013, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2013, this management fee reduction amounted to $2,020, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the six months ended October 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund. Class A was not available for sale during the six months ended October 31, 2013.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$134

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. There were no contingent deferred sales charges imposed during the six months ended October 31, 2013.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC may receive payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended October 31, 2013, out-of-pocket expenses amounted to $95. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2013 was equivalent to an annual effective rate of 0.0147% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,278 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $538, which is shown as a reduction of total expenses in the

Notes to Financial Statements (unaudited) – continued

Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 10,059 shares of Class R5 for an aggregate amount of $87,312. At October 31, 2013, MFS held 100% of the outstanding shares of Class A and Class I.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$16,424,193	$5,529,184
Investments (non-U.S. Government securities)	$166,038,233	$99,228,072

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/13		Year ended 4/30/13 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class I	—	$—	1,811,410	$16,561,122
Class R5	11,373,581	98,178,967	46,425,822	461,257,689
	11,373,581	$98,178,967	48,237,232	$477,818,811

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	81	$726
Class I	—	—	92	874
Class R5	—	—	328,442	3,123,487
	—	$—	328,615	$3,125,087

Shares reacquired
Class I	—	$—	(35,711,580)	$(359,783,340)
Class R5	(879,726)	(7,694,328)	(1,303,942)	(12,732,816)
	(879,726)	$(7,694,328)	(37,015,522)	$(372,516,156)

Net change
Class A	—	$—	81	$726
Class I	—	—	(33,900,078)	(343,221,344)
Class R5	10,493,855	90,484,639	45,450,322	451,648,360
	10,493,855	$90,484,639	11,550,325	$108,427,742

(i)	For Class R5, the period is from inception, September 4, 2012, through the stated period end.

Notes to Financial Statements (unaudited) – continued

On September 7, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their Class I shares at the time of the conversion. Class A, Class B, Class C, Class R1, Class R2, Class R3, and Class R4 shares were not available for sale during the period. During the period, the fund’s Class I shares and Class R5 shares were available for sale only to funds distributed by MFD that invest primarily in shares of other MFS funds (“MFS fund-of-funds”). Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 36, 33%, 15%, 5%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2013, the fund’s commitment fee and interest expense were $951 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,744,992	102,248,881	(74,308,329)	50,685,544

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,453	$50,685,544

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2012. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on June 2, 2010 and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS applies an active management and sector allocation approach for the Fund, using quantitative analysis, which requires greater management resources than a more passively managed fund that also provides exposure to the commodities markets. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to reduce its advisory fee on the Fund’s average daily net assets over $1 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the existing breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: December 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: December 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2013

*	Print name and title of each signing officer under his or her signature.